COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7- COMMITMENTS AND CONTINGENCIES

In March 2013, the Company licensed certain seismic data pursuant to two agreements.  With respect to the first agreement, as of December 31, 2013, the Company has paid $2,135,500 in cash, and has provided an additional $2,500,000 in an escrow account, which will be released to the vendor at a later date.   This amount has been recorded as restricted cash as of December 31, 2013.   The Company is obligated to provide the remaining $1,500,000 in an escrow account upon the delivery of certain additional seismic data by the vendor to the Company, which is expected to occur during the first calendar quarter of 2014.  With respect to the second agreement, as of December 31, 2013, the Company has paid $2,006,130 in cash and is obligated to pay $1,003,065 during April 2014 and $1,003,065 during April 2015.

In July 2013, the Company entered into a two-year office lease agreement.  The agreement calls for monthly payments of approximately $20,200 for the first twelve months and $20,500 for the second twelve months.  In addition, the Company paid a $18,760 security deposit in July 2013.

In August 2013, the Company entered into a one-year consulting agreement with a third party.   The agreement calls for monthly retainer payments of $11,000 per month for the first four months (a total of $44,000).  As of December 31, 2013, the Company has paid 3 payments for a total of $33,000.  After the fourth payment, the consultant will be compensated on a time and materials basis.

In October 2013, the Company purchased an insurance policy and financed the premium by executing a note payable in the amount of $114,748. The balance of the note payable at December 31, 2013 is $94,273.

NOTE 8- COMMITMENTS AND CONTINGENCIES

In March 2013, the Company licensed certain seismic data pursuant to two agreements.  With respect to the first agreement, as of September 30, 2013, the Company has paid $2,135,500 in cash, and has provided an additional $2,500,000 in an escrow account, $2,000,000 of which will be released to the vendor in the third quarter of fiscal 2014.   This amount has been recorded as restricted cash as of September 30, 2013.   The Company is obligated to provide the remaining $1,500,000 in an escrow account upon the delivery of certain additional seismic data by the vendor to the Company, which is expected to occur during the first calendar quarter of 2014.  With respect to the second agreement, as of September 30, 2013, the Company has paid $2,006,130 in cash and is obligated to pay $1,003,065 during April 2014 and $1,003,065 during April 2015.

In July 2013, the Company entered into a two-year office lease agreement.  The agreement calls for monthly payments of approximately $20,200 for the first twelve months and $20,500 for the second twelve months.   In addition, the Company paid a $18,760 security deposit in July 2013.

In August 2013, the Company entered into a one-year consulting agreement with a third party.   The agreement calls for monthly retainer payments of $11,000 per month for the first four months (a total of $44,000).  As of September 30, 2013, the Company has paid two payments for a total of $22,000.  After the fourth month, the consultant will be compensated on a time and materials basis.